Prospectus supplement dated December 3, 2015
to the following prospectus(es):
BOA CVUL Future (NWL), BAE Future Corporate FPVUL, Next Generation Corporate Variable Universal Life, and Future Executive VUL prospectus dated May 1, 2015
BOA CVUL Future (NLAIC), BOA CVUL (NLAIC), and INVESCO PCVUL prospectus dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following investment option is only available to policies issued prior to December 31, 2015:
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
GWP-0570